Balance Sheets (Parentheticals) (USD $)	Feb. 29, 2012	Feb. 28, 2011
Balance Sheets
Common Stock Par Value	$ 0.000167	$ 0.000167
Common Stock Shares Authorized	10,000,000,000	10,000,000,000
Common Stock Shares Issued	4,799,902,350	4,799,902,350
Common Stock Shares Outstanding	4,799,902,350	4,799,902,350